Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets
Property, plant and equipment	€ 10,028	€ 9,365	[1]	€ 9,717	[1]
Right-of-use assets	1,948	1,198	[1]	1,300	[1]
Goodwill	48,056	44,364	[1]	44,519	[1]
Other intangible assets	21,407	18,341	[1]	16,509	[1]
Investments accounted for using the equity method	250	201	[1]	3,591	[1]
Other non-current assets	3,127	2,734	[1]	2,503	[1]
Non-current income tax assets	175	248	[1]	164	[1]
Deferred tax assets	4,598	4,176	[1]	5,391	[1]
Non-current assets	89,589	80,627	[1]	83,694	[1]
Inventories	8,715	8,352	[1]	7,994	[1]
Accounts receivable	7,568	7,491	[1]	7,937	[1]
Other current assets	3,571	2,737	[1]	2,445	[1]
Current income tax assets	612	1,208	[1]	808	[1]
Cash and cash equivalents	10,098	13,915	[1]	9,427	[1]
Current assets	30,564	33,703	[1]	28,611	[1]
Assets held for sale or exchange	89	83	[1]	325	[1]
Total assets	120,242	114,413	[1]	112,630	[1]
Equity and liabilities
Equity attributable to equity holders of Sanofi	68,681	63,106	[2]	59,056	[2]
Equity attributable to non-controlling interests	350	146	[2]	174	[2]
Total equity	69,031	63,252	[2]	59,230	[2]
Long-term debt	17,123	19,745	[2]	20,131	[2]
Non-current lease liabilities	1,839	931	[2]	987	[2]
Non-current liabilities related to business combinations and to non-controlling interests	577	387	[2]	508	[2]
Non-current provisions and other non-current liabilities	6,721	7,315	[2]	7,413	[2]
Non-current income tax liabilities	2,039	1,733	[2]	1,680	[2]
Deferred tax liabilities	1,617	1,770	[2]	2,294	[2]
Non-current liabilities	29,916	31,881	[2]	33,013	[2]
Accounts payable	6,180	5,295	[2]	5,313	[2]
Current liabilities related to business combinations and to non-controlling interests	137	218	[2]	292	[2]
Current provisions and other current liabilities	11,217	10,132	[2]	9,703	[2]
Current income tax liabilities	309	604	[2]	258	[2]
Current lease liabilities	269	232	[2]	261	[2]
Short-term debt and current portion of long-term debt	3,183	2,767	[2]	4,554	[2]
Current liabilities	21,295	19,248	[2]	20,381	[2]
Liabilities related to assets held for sale or exchange	0	32	[2]	6	[2]
Total equity and liabilities	€ 120,242	€ 114,413	[2]	€ 112,630	[2]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.